ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

March 19, 2021	Lisa M. Henry
T +1 617 951 7780
Lisa.Henry@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds III

File Nos. 002-84012; 811-03752

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds III (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 134 to its Registration Statement on Form N-1A, which was filed by electronic transmission on March 12, 2021 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)	Prospectus for AMG GW&K High Income Fund (formerly AMG Managers Global Income Opportunity Fund), dated March 15, 2021, as supplemented March 15, 2021;

(ii)	Prospectus for AMG Managers Special Equity Fund and AMG Managers Loomis Sayles Bond Fund, dated March 15, 2021;

(iii)	Statement of Additional Information for AMG GW&K High Income Fund, dated March 15, 2021, as supplemented March 15, 2021; and

(iv)	Statement of Additional Information for AMG Managers Special Equity Fund and AMG Managers Loomis Sayles Bond Fund, dated March 15, 2021.

If you have any questions concerning this filing, please call me at (617) 951-7780.

Sincerely,
/s/ Lisa M. Henry
Lisa M. Henry